SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 15,785	$ 123,686	$ 163,329
Less: allowance for doubtful accounts
Accounts receivable, net	$ 15,785	$ 123,686	$ 163,329